Earnings Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

12. EARNINGS PER SHARE

Basic earnings per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the if-converted method and the treasury stock method. The effect of the convertible senior notes was excluded from the computation of diluted net earnings per share for the nine months ended September 30, 2023 and 2024, as its effect would be anti-dilutive.

Basic and diluted earnings per Class A and Class B ordinary share for the nine months ended September 30, 2023 and 2024 are calculated as follows:

	For the nine months ended September 30,
	2023		2024
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$

Earnings per share—basic:
Numerator
Net income attributable to iQIYI, Inc.	793,177	666,059	522,402	74,441	431,012	61,418
Numerator used for basic earnings per share	793,177	666,059	522,402	74,441	431,012	61,418
Denominator
Weighted average number of ordinary shares outstanding	3,621,493,328	3,041,097,278	3,685,911,326	3,685,911,326	3,041,097,278	3,041,097,278
Denominator used for basic earnings per share	3,621,493,328	3,041,097,278	3,685,911,326	3,685,911,326	3,041,097,278	3,041,097,278
Earnings per share—basic	0.22	0.22	0.14	0.02	0.14	0.02

Earnings per share—diluted:
Numerator
Allocation of net income available to iQIYI, Inc.'s ordinary shareholders	808,529	650,707	527,560	75,176	425,854	60,683
Reallocation of net income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	650,707	—	425,854	60,683	—	—
Numerator used for diluted earnings per share	1,459,236	650,707	953,414	135,859	425,854	60,683
Denominator
Weighted average number of ordinary shares outstanding	3,621,493,328	3,041,097,278	3,685,911,326	3,685,911,326	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	3,041,097,278	—	3,041,097,278	3,041,097,278	—	—
Share-based awards	157,194,383	—	81,478,439	81,478,439	—	—
Denominator used for diluted earnings per share	6,819,784,989	3,041,097,278	6,808,487,043	6,808,487,043	3,041,097,278	3,041,097,278
Earnings per share—diluted	0.21	0.21	0.14	0.02	0.14	0.02